ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Expenses [Line Items]
Accrued compensation and benefits	$ 1,877	$ 1,108	$ 1,040
Accrued research and development	145	163	82
Accrued other	180	167	128
Total accrued expenses	$ 2,202	$ 1,438	$ 1,250